Note 6 - Share-based Payments - Summary of Outstanding Stock Options (Details)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Number of stock options outstanding	4,333,952	3,826,952	3,025,826	2,997,836	2,549,098	2,453,586
Weighted average remaining contractual life	6.5
Weighted average remaining exercise price	$ 6.38	$ 5.07	$ 2.61	$ 2.48	$ 1.07	$ 0.44
Number of exercisable stock options	2,128,958
Weighted average exercise price	$ 1.34
Range 1 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	2,300,594
Weighted average remaining contractual life	5.8
Weighted average remaining exercise price	$ 0.34
Number of exercisable stock options	1,887,813
Weighted average exercise price	$ 0.33
Range 1 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	0.29
Range 1 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	0.69
Range 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 4.81
Number of stock options outstanding	53,979
Weighted average remaining contractual life	7.5
Weighted average remaining exercise price	$ 4.81
Number of exercisable stock options	36,653
Weighted average exercise price	$ 4.81
Range 3 [member]
Statement Line Items [Line Items]
Exercise price	$ 201,828
Number of stock options outstanding	559,009
Weighted average remaining contractual life	8.8
Weighted average remaining exercise price	$ 9.97
Weighted average exercise price	9.95
Range 3 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	9.7
Range 3 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 10.04
Range 4 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	850,380
Weighted average remaining contractual life	6.7
Weighted average remaining exercise price	$ 13.78
Number of exercisable stock options	2,664
Weighted average exercise price	$ 13.80
Range 4 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	11.92
Range 4 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 13.8
Range 5 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	462,990
Weighted average remaining contractual life	6.8
Weighted average remaining exercise price	$ 15.99
Number of exercisable stock options
Weighted average exercise price
Range 5 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	15.95
Range 5 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 16.5
Range 6 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	107,000
Weighted average remaining contractual life	6.8
Weighted average remaining exercise price	$ 17.77
Number of exercisable stock options
Weighted average exercise price
Range 6 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	17
Range 6 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 18.98